Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - BK (US) [Member] - U.S. Basel III [Member] - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 14,746	$ 13,905
Tier 1 capital (to risk-weighted assets): Actual amount		14,115	13,316
Tier 1 capital (to quarterly average assets): Actual amount	[1]	14,115	13,316
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 14,115	$ 13,316
Total capital (to risk-weighted assets): Actual ratio		15.11%	15.09%
Tier 1 capital (to risk-weighted assets): Actual ratio		14.47%	14.45%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	10.65%	10.61%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		14.47%	14.45%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 10,244	$ 9,102
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	8,293	7,258
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	5,304	5,018
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 6,829	$ 5,876
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	10.50%	9.875%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	8.50%	7.875%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	7.00%	6.375%
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 9,756	$ 9,217
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		7,805	7,374
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	[1]	6,629	6,273
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 6,342	$ 5,991
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		10.00%	10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		8.00%	8.00%
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	[1]	5.00%	5.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		6.50%	6.50%
Capital conservation buffer		2.50%	1.875%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2018 and 2019, the minimum capital requirement includes a capital conservation buffer of 1.875% and 2.5%, respectively.